Amplify Online Retail ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Omnichannel - 12.0%
Apple, Inc.	4,960	$914,624
Best Buy Co., Inc.	13,228	958,898
Dick's Sporting Goods, Inc.	8,056	1,200,908
Gap, Inc.	67,131	1,254,678
H & M Hennes & Mauritz AB - Class B	104,072	1,474,877
Home Depot, Inc.	3,027	1,068,410
Industria de Diseno Textil SA	40,061	1,719,194
Kohl's Corp.	39,292	1,012,162
Kroger Co.	19,111	881,782
Lululemon Athletica, Inc.(a)	2,180	989,328
Macy's, Inc.	72,067	1,318,105
Next PLC	10,026	1,075,939
NIKE, Inc. - Class B	8,571	870,214
Nordstrom, Inc.	61,988	1,125,082
Tapestry, Inc.	32,763	1,270,877
Target Corp.	7,949	1,105,547
Ulta Beauty, Inc.(a)	2,295	1,152,205
Walmart, Inc.	5,247	867,067
Williams-Sonoma, Inc.	5,788	1,119,341
		21,379,238

Marketplace - 36.1%
Affirm Holdings, Inc.(a)	189,839	7,690,377
Alibaba Group Holding Ltd.	139,100	1,237,461
BigCommerce Holdings, Inc.(a)	376,896	3,083,009
Copart, Inc.(a)	76,291	3,665,020
Coupang, Inc.(a)	211,587	2,962,218
Delivery Hero SE(a)(b)(c)	54,164	1,246,791
DoorDash, Inc. - Class A(a)	44,046	4,589,593
Etsy, Inc.(a)	55,111	3,668,188
Fiverr International Ltd.(a)(d)	68,101	1,833,279
Global-e Online Ltd.(a)	40,273	1,521,111
JD.com, Inc.	110,600	1,227,954
KE Holdings, Inc. - ADR	94,265	1,335,735
Maplebear, Inc.(a)(d)	133,456	3,265,669
Meituan (a)(b)(c)	100,200	801,682
MercadoLibre, Inc.(a)	1,074	1,838,484
Ozon Holdings PLC - ADR(a)(d)(e)	106,678	0
PayPal Holdings, Inc.(a)	64,713	3,970,143
PDD Holdings, Inc. - ADR(a)	13,563	1,720,738
Sea Ltd. - ADR(a)	34,522	1,316,669
Shopify, Inc. - Class A(a)	28,614	2,291,123
Uber Technologies, Inc.(a)	76,273	4,978,339
Upwork, Inc.(a)	334,977	4,592,535
Vivid Seats, Inc. - Class A(a)	583,433	3,348,905
VTEX - Class A(a)	257,576	2,099,244
		64,284,267

Traditional Retail - 39.3%
1-800-Flowers.com, Inc. - Class A(a)	432,480	4,497,792
Allegro.eu SA(a)(b)(c)	195,517	1,483,657
Amazon.com, Inc.(a)	24,402	3,787,190
ASKUL Corp.	107,400	1,463,086
Carvana Co.(a)	128,629	5,538,766
Chegg, Inc.(a)	445,742	4,390,559
Chewy, Inc. - Class A(a)	174,664	3,112,512
eBay, Inc.	86,896	3,568,819
Figs, Inc. - Class A(a)	631,960	3,640,090
HelloFresh SE(a)	63,071	843,146
Hims & Hers Health, Inc.(a)	567,584	4,869,870
IAC, Inc.(a)	79,464	3,989,887
Netflix, Inc.(a)	7,956	4,488,059
Ocado Group PLC(a)	241,433	1,672,420
Overstock.com, Inc. (a)	219,074	4,817,437
Revolve Group, Inc.(a)	247,635	3,568,420
Shutterstock, Inc.	90,120	4,232,936
Spotify Technology SA(a)	8,328	1,793,435
Vipshop Holdings Ltd. - ADR(a)	97,355	1,546,971
Wayfair, Inc. - Class A(a)(d)	75,328	3,785,232
Zalando SE (a)(b)(c)	59,335	1,197,819
ZOZO, Inc.	70,900	1,567,045
		69,855,148

Travel - 12.5%
Airbnb, Inc. - Class A(a)	27,982	4,033,325
Booking Holdings, Inc.(a)	1,208	4,237,024
Expedia Group, Inc.(a)	35,843	5,316,592
MakeMyTrip Ltd.(a)	36,729	2,034,419
Trip.com Group Ltd.(a)	41,650	1,493,826
TripAdvisor, Inc.(a)	233,945	5,053,212
		22,168,398
TOTAL COMMON STOCKS (Cost $242,386,343)		177,687,051

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds – 0.2%
Invesco Government & Agency Portfolio - Institutional Class – 5.25%(f)	282,952	282,952

Investments Purchased with Proceeds from Securities Lending – 3.6%
First American Government Obligations Fund - Class X – 5.18%(f)	6,464,110	6,464,110
TOTAL SHORT-TERM INVESTMENTS (Cost $6,747,062)		6,747,062

TOTAL INVESTMENTS - 103.7% (Cost $249,133,405)		184,434,113
Liabilities in Excess of Other Assets - (3.7)%		(6,543,157)
TOTAL NET ASSETS - 100.0%		$177,890,956

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933. As of January 31, 2024, the value of these securities total $4,729,949 or 2.7% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $4,729,949 or 2.7% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $4,445,763 which represented 2.5% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2024.

(f)	The rate shown represents the 7-day effective yield as of January 31, 2024.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify Online Retail ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Omnichannel	$21,379,238	$–	$–	$21,379,238
Marketplace	64,284,267	–	0	64,284,267
Traditional Retail	69,855,148	–	–	69,855,148
Travel	22,168,398	–	–	22,168,398
Common Stocks - Total	$177,687,051	$–	$0	$177,687,051
Money Market Funds	282,952	–	–	282,952
Investments Purchased with Processed from Securities Lending	6,464,110	–	–	6,464,110
Total Assets	$184,434,113	$–	$0	$184,434,113

Refer to the Schedule of Investments for industry classifications.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.